INVESTMENT (Details Narrative) - Stardust Power Inc [Member] - USD ($)		1 Months Ended		3 Months Ended	10 Months Ended
	Nov. 21, 2023	Oct. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Oct. 30, 2023
Issuance of common stock, shares	1,077,541
QX Resources Limited [Member]
Issuance of common stock, shares		13,949,579
Total equity percentage		1.26%
Investments		$ 200,000				$ 200,000
Initial recognition fair value				$ 163,898	$ 218,556
Gain on investment				$ 54,658	$ 18,556
Description of Net Investment Hedge Activity		This investment in the ordinary shares of QX Resources has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire, California, USA (“the Project”) for which QX Resources has a binding Option to Purchase Agreement and Operating Agreement to earn a 75% interest of the Project from IG Lithium LLC (‘the Earn-in venture’). The Company is not a direct party to the Earn-in venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in venture held by QX Resources.